Segment and Product Information - Segment Reporting Information by Product Category (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Entity Wide Information Revenue From External Customer [Line Items]
Net Sales	$ 370,986	$ 345,909
Lumber And Lumber Sheet Goods
Entity Wide Information Revenue From External Customer [Line Items]
Net Sales	122,427	124,627
Windows, Doors And Millwork
Entity Wide Information Revenue From External Customer [Line Items]
Net Sales	121,597	107,497
Manufactured Products
Entity Wide Information Revenue From External Customer [Line Items]
Net Sales	79,805	70,753
Gypsum Roofing And Insulation
Entity Wide Information Revenue From External Customer [Line Items]
Net Sales	10,555	9,932
Siding, Metal And Concrete Products
Entity Wide Information Revenue From External Customer [Line Items]
Net Sales	9,800	8,697
Other Building Products And Services
Entity Wide Information Revenue From External Customer [Line Items]
Net Sales	$ 26,802	$ 24,403